Business Acquisitions (Details) - Part 2 - USD ($)								12 Months Ended
	Dec. 31, 2023	Dec. 09, 2022	Oct. 31, 2022	Aug. 12, 2022	Jul. 29, 2022	Jun. 30, 2022	Jun. 15, 2022	Dec. 31, 2023
Business Acquisitions [Line Items]
Combined acquisitions								$ 1,014,000
Dietz Family Pet Hospital [Member]
Business Acquisitions [Line Items]
Combined acquisitions								$ 500,000
Furniture, fixtures & equipment						$ 15,849
Consideration transferred, total							$ 500,000
Conversion price discount	25.00%							25.00%
Aberdeen Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions					$ 574,683
Furniture, fixtures & equipment					30,882
Consideration transferred, total					$ 574,683
Conversion price discount	25.00%							25.00%
All Breed Pet Care veterinary clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions				$ 2,122,000
Furniture, fixtures & equipment						70,013
Consideration transferred, total				952,000
Conversion price discount	25.00%							25.00%
Sale in exchange				$ 1,200,000
Measurement period adjustments						$ 20,000
Pony Express Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions	$ 3,108,652
Consideration transferred, total			$ 2,608,652
Conversion price discount	25.00%							25.00%
Sale in exchange			$ 500,000
Williamsburg Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Combined acquisitions		$ 850,000
Consideration transferred, total		$ 850,000
Conversion price discount	25.00%							25.00%
Aberdeen Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 445,981							$ 445,981
Maturity date								Sep. 09, 2027
Convertible note								$ 50,000
Interest	6.00%							6.00%
All Breed Pet Care veterinary clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 1,765,450							$ 1,765,450
Maturity date								Sep. 09, 2027
Convertible note								$ 75,000
Interest	6.00%							6.00%
Pony Express Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 2,853,314							$ 2,853,314
Maturity date	Sep. 09, 2027
Convertible note	$ 200,000
Interest	6.00%							6.00%
Williamsburg Veterinary Clinic [Member]
Business Acquisitions [Line Items]
Financed loan provided	$ 637,500							$ 637,500
Maturity date	Sep. 09, 2027
Convertible note	$ 100,000
Interest	6.00%							6.00%